Segmented Information	6 Months Ended
Apr. 30, 2020
Text Block [Abstract]
Segmented Information

NOTE 20:  SEGMENTED INFORMATION

For management reporting purposes, the Bank reports its results under three key business segments: Canadian Retail, which includes the results of the Canadian personal and commercial banking businesses, Canadian credit cards, TD Auto Finance Canada, and the Canadian wealth and insurance businesses; U.S. Retail, which includes the results of the U.S. personal and business banking operations, U.S. credit cards, TD Auto Finance U.S., the U.S. wealth business, and the Bank’s investment in TD Ameritrade; and Wholesale Banking. The Bank’s other activities are grouped into the Corporate segment.

Refer to Note 29 of the Bank’s 2019 Annual Consolidated Financial Statements for additional segment disclosures.

The following table summarizes the segment results for the three and six months ended April 30.

Results by Business Segment[1]

(millions of Canadian dollars)	Canadian Retail		U.S. Retail		Wholesale Banking[2]		Corporate[2]			Total
									For the three months ended
	April 30 2020	April 30 2019	April 30 2020	April 30 2019	April 30 2020	April 30 2019	April 30 2020	April 30 2019	April 30 2020	April 30 2019
Net interest income (loss)	$3,002	$3,010	$2,311	$2,231	$493	$262	$654	$369	$6,460	$5,872

Non-interest income (loss)	3,021	2,949	491	677	768	625	(212)	105	4,068	4,356

Total revenue	6,023	5,959	2,802	2,908	1,261	887	442	474	10,528	10,228
Provision for (recovery of) credit losses	1,153	280	1,137	226	374	(5)	554	132	3,218	633
Insurance claims and related expenses	671	668	–	–	–	–	–	–	671	668

Non-interest expenses	2,588	2,481	1,680	1,527	616	597	237	643	5,121	5,248

Income (loss) before income taxes	1,611	2,530	(15)	1,155	271	295	(349)	(301)	1,518	3,679
Provision for (recovery of) income taxes	439	681	(117)	150	62	74	(134)	(132)	250	773

Equity in net income of an investment in TD Ameritrade	–	–	234	258	–	–	13	8	247	266
Net income (loss)	$1,172	$1,849	$336	$1,263	$209	$221	$(202)	$(161)	$1,515	$3,172

	For the six months ended
	April 30 2020	April 30 2019	April 30 2020	April 30 2019	April 30 2020	April 30 2019	April 30 2020	April 30 2019	April 30 2020	April 30 2019
Net interest income (loss)	$6,169	$6,054	$4,507	$4,478	$850	$435	$1,235	$765	$12,761	$11,732

Non-interest income (loss)	6,109	5,893	1,197	1,378	1,457	1,034	(387)	189	8,376	8,494

Total revenue	12,278	11,947	5,704	5,856	2,307	1,469	848	954	21,137	20,226
Provision for (recovery of) credit losses	1,544	590	1,456	532	391	2	746	359	4,137	1,483
Insurance claims and related expenses	1,451	1,370	–	–	–	–	–	–	1,451	1,370

Non-interest expenses	5,224	5,565	3,273	3,138	1,268	1,199	823	1,201	10,588	11,103

Income (loss) before income taxes	4,059	4,422	975	2,186	648	268	(721)	(606)	4,961	6,270
Provision for (recovery of) income taxes	1,098	1,194	(72)	252	158	64	(275)	(234)	909	1,276

Equity in net income of an investment in TD Ameritrade	–	–	435	569	–	–	17	19	452	588
Net income (loss)	$2,961	$3,228	$1,482	$2,503	$490	$204	$(429)	$(353)	$4,504	$5,582
Total assets	$443,828	$439,485	$536,865	$426,143	$554,898	$424,360	$138,154	$66,600	$1,673,745	$1,356,588

[1]

The retailer program partners’ share of revenues and credit losses is presented in the Corporate segment, with an offsetting amount (representing the partners’ net share) recorded in Non-interest expenses, resulting in no impact to Corporate reported Net income (loss). The Net income (loss) included in the U.S. Retail segment includes only the portion of revenue and credit losses attributable to the Bank under the agreements.

[2]	Net interest income within Wholesale Banking is calculated on a taxable equivalent basis (TEB). The TEB adjustment reflected in Wholesale Banking is reversed in the Corporate segment.